March 5, 2026
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Subj:	Companion Life Separate Account C
1940 Act Registration Number: 811‑08814
1933 Act Registration Numbers: 033‑85090 and 033‑98062
CIK: 0000931424
Rule 30b2-1 Filing
Dear Sir or Madam:
As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Companion Life Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.
The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios	0000832566	February 26, 2026
Deutsche DWS Investments VIT Funds	0001006373	February 27, 2026
Deutsche DWS Variable Series I	0000764797	February 27, 2026
Deutsche DWS Variable Series II	0000810573	February 27, 2026
Federated Hermes Insurance Series	0000912577	February 26, 2026
MFS® Variable Insurance Trust	0000918571	February 25, 2026
MFS® Variable Insurance Trust II	0000719269	February 25, 2026
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	March 5, 2026
T. Rowe Price Equity Series, Inc.	0000918294	February 18, 2026
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 18, 2026
T. Rowe Price International Series, Inc.	0000918292	February 18, 2026
Variable Insurance Products Fund	0000356494	February 20, 2026
Variable Insurance Products Fund II	0000831016	February 20, 2026
Variable Insurance Products Fund III	0000927384	February 20, 2026
Variable Insurance Products Fund V	0000823535	February 20, 2026
Victory Variable Insurance Funds II	0002042317	March 5, 2026
To the extent necessary, these filings are incorporated herein by reference.
Sincerely,

K. Wes Suter
Authorized Signor
Companion Life Insurance Company